CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 324,055	$ 3,579,700	$ 2,692,953
Accounts receivable, net of allowance for doubtful accounts of $42,723 and $74,706 at December 31, 2018 and March 31, 2018, respectively	429,806	667,073	0
Inventory	2,832,666	1,049,372	89,037
Prepaid expenses	1,055,427	1,956,734	166,378
TOTAL CURRENT ASSETS	4,641,954	7,252,879	2,948,368
Property and Equipment, Net	23,119,337	13,759,157	8,642,677
Intangible assets, net of accumulated amortization of $5,355 and $4,140 at December 31, 2018 and March 31, 2018, respectively	1,651,267	1,404,366	154,786
Deposits and Prepayments	1,204,265	1,464,457	1,203,305
Other Assets	17,824	168,895	57,743
TOTAL ASSETS	30,634,647	24,049,754	13,006,879
CURRENT LIABILITIES:
Accounts Payable	2,269,696	371,925	176,152
Accrued Interest	110,300	175,878	48,969
Accrued Liabilities	413,385	316,090	447,710
Notes payable, net of unamortized discount of $730,465 and $5.0 million at December 31, 2018 and March 31, 2018, respectively	1,472,032	1,056,301	2,734
Income tax payable	737,568	0
TOTAL CURRENT LIABILITIES	5,002,981	1,920,194	675,565
Note payable, net of unamortized discount of $27,563 and $0 at December 31, 2018 and March 31, 2018, respectively	225,215	355,233	155,312
Capital Lease Obligations	6,035,581	6,142,606	3,771,321
TOTAL LIABILITIES	11,263,777	8,418,033	4,602,198
STOCKHOLDERS' EQUITY:
Common Stock, $0.0001 par value, 400,000,000 and 250,000,000 shares authorized, 228,071,805 and 168,616,855 shares issued and outstanding at December 31, 2018 and March 31, 2018, respectively	22,807	16,862	12,441
Additional Paid In Capital	90,068,083	70,961,104	43,569,864
Accumulated Deficit	(79,760,900)	(58,229,235)	(35,255,045)
TOTAL GB SCIENCES,INC.STOCKHOLDERS' EQUITY	10,329,990	12,748,731	8,327,260
Non-controlling interest	9,040,880	2,882,990	77,421
TOTAL STOCKHOLDERS' EQUITY	19,370,870	15,631,721	8,404,681
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 30,634,647	$ 24,049,754	$ 13,006,879